Segmented Information	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Segmented Information	Segmented Information
The company identifies its operating segments by operating company, consistent with its management structure. Certain of the operating segments have been aggregated into reporting segments that are categorized by type of business as described below. The accounting policies of the reporting segments are the same as those described in note 3. Prices for inter-segment transactions are set at arm's length. Geographic premiums are determined by the domicile of the operating companies and where the primary underlying insurance risk resides.

Insurance and Reinsurance
Northbridge - A national commercial property and casualty insurer in Canada providing property and casualty insurance products through its Northbridge Insurance and Federated subsidiaries.

Odyssey Group - A U.S.-based reinsurer that provides a full range of property and casualty products worldwide, and that underwrites specialty insurance, primarily in the U.S. and in the U.K., both directly and through the Lloyd's market in London.
Crum & Forster - A national commercial property and casualty insurer in the U.S. that principally underwrites specialty coverages. Subsequent to December 31, 2020, on January 1, 2021 Pethealth became a wholly owned subsidiary of Crum & Forster.

Zenith National - An insurer primarily engaged in workers' compensation business in the U.S.

Brit - A market-leading global Lloyd's of London specialty insurer and reinsurer.
Allied World - A global property, casualty and specialty insurer and reinsurer with a presence at Lloyd's.
Fairfax Asia - This reporting segment includes the company's operations that underwrite insurance and reinsurance coverages in Hong Kong (Falcon), Malaysia (Pacific Insurance), Indonesia (AMAG Insurance) and Sri Lanka (Fairfirst Insurance). Fairfax Asia also includes the company's equity accounted interests in Vietnam-based BIC Insurance (35.0%) and Thailand-based Falcon Thailand (41.2%).

Insurance and Reinsurance - Other - This reporting segment is comprised of Group Re, Bryte Insurance, Fairfax Latin America and Fairfax Central and Eastern Europe ("Fairfax CEE"). Group Re primarily constitutes the participation of the company's Barbados based reinsurance subsidiaries CRC Re, Wentworth and Connemara (established in 2019) in the reinsurance of Fairfax’s subsidiaries by quota share or through participation in those subsidiaries’ third party reinsurance programs on the same terms as third party reinsurers. Group Re also writes third party business. Bryte Insurance is an established property and casualty insurer in South Africa and Botswana. Fairfax Latin America is comprised of Fairfax Brasil, which writes commercial property and casualty insurance in Brazil, and Fairfax Latam, consisting of property and casualty insurance operations in Argentina, Chile, Colombia and Uruguay. Fairfax CEE is comprised of Polish Re, which writes reinsurance in Central and Eastern Europe, Colonnade Insurance, a Luxembourg property and casualty insurer with branches in each of the Czech Republic, Hungary, Slovakia, Poland, Bulgaria and Romania and an insurance subsidiary in Ukraine, and Fairfax Ukraine which comprises ARX Insurance (acquired February 14, 2019) and Universalna (acquired November 6, 2019), both property and casualty insurers in Ukraine.

Run-off
This reporting segment is comprised of U.S. Run-off, which includes TIG Insurance Company. European Run-off, which principally consisted of RiverStone (UK), Advent, Syndicate 3500 at Lloyd's (managed by RiverStone Managing Agency Limited) and TIG Insurance (Barbados) Limited, was classified as held for sale at December 31, 2019 and deconsolidated on March 31, 2020 as described in note 23.

Non-insurance companies
This reporting segment is comprised as follows:
Restaurants and retail - Comprised of Recipe, Toys "R" Us Canada, Praktiker, Golf Town, Sporting Life, Kitchen Stuff Plus and William Ashley.
Fairfax India - Comprised of Fairfax India and its subsidiaries NCML, Fairchem, Privi and Saurashtra Freight.
Thomas Cook India - Comprised of Thomas Cook India and its subsidiary Sterling Resorts.
Other - Comprised primarily of AGT (acquired on April 17, 2019), Dexterra Group (formerly Horizon North, acquired on May 29, 2020), Mosaic Capital, Boat Rocker, Pethealth, Rouge Media, Farmers Edge (consolidated on July 1, 2020), Fairfax Africa and its subsidiary CIG (both deconsolidated on December 8, 2020) and Grivalia Properties (deconsolidated on May 17, 2019). Subsequent to December 31, 2020, on January 1, 2021 Pethealth became a wholly owned subsidiary of Crum & Forster, and the company sold substantially all of its interest in Rouge Media as described in note 29.

Corporate and Other
Corporate and Other includes the parent entity (Fairfax Financial Holdings Limited), its subsidiary intermediate holding companies and Hamblin Watsa, an investment management company.
Sources of Earnings by Reporting Segment
Sources of earnings by reporting segment for the years ended December 31 were as follows:

2020

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Total	Run-off(1)	Non-insurance companies	Corporate and Other	Eliminations and adjustments	Consolidated
Gross premiums written
External	1,727.5	4,306.3	3,082.4	661.7	2,407.6	4,633.8	421.2	1,738.6	18,979.1	146.8	—	—	—	19,125.9
Intercompany	7.7	140.4	27.0	—	16.8	46.9	3.5	135.4	377.7	—	—	—	(377.7)	—
	1,735.2	4,446.7	3,109.4	661.7	2,424.4	4,680.7	424.7	1,874.0	19,356.8	146.8	—	—	(377.7)	19,125.9
Net premiums written	1,540.4	3,789.6	2,543.0	646.1	1,775.6	3,017.6	221.6	1,183.8	14,717.7	146.8	—	—	—	14,864.5
Net premiums earned
External	1,435.1	3,555.8	2,462.7	646.6	1,710.4	2,788.4	229.2	1,030.8	13,859.0	129.7	—	—	—	13,988.7
Intercompany	(11.0)	30.8	(36.5)	(2.8)	0.3	(65.8)	(7.5)	94.1	1.6	(1.6)	—	—	—	—
	1,424.1	3,586.6	2,426.2	643.8	1,710.7	2,722.6	221.7	1,124.9	13,860.6	128.1	—	—	—	13,988.7
Underwriting expenses(2)	(1,315.3)	(3,396.7)	(2,366.1)	(591.9)	(1,951.0)	(2,596.6)	(214.6)	(1,119.4)	(13,551.6)	(336.2)	—	—	—	(13,887.8)
Underwriting profit (loss)	108.8	189.9	60.1	51.9	(240.3)	126.0	7.1	5.5	309.0	(208.1)	—	—	—	100.9
Interest income	59.6	173.6	91.9	24.3	67.1	136.5	14.1	52.6	619.7	28.5	20.5	57.1	(9.3)	716.5
Dividends	7.9	8.6	2.2	1.8	3.4	20.3	7.1	3.7	55.0	4.9	17.2	0.7	—	77.8
Investment expenses	(11.3)	(31.0)	(14.5)	(7.1)	(12.3)	(30.1)	(1.2)	(6.6)	(114.1)	(8.7)	9.4	(2.0)	90.3	(25.1)
Interest and dividends	56.2	151.2	79.6	19.0	58.2	126.7	20.0	49.7	560.6	24.7	47.1	55.8	81.0	769.2
Share of profit (loss) of associates	(3.0)	27.8	(14.8)	(4.2)	6.6	35.6	14.6	(16.4)	46.2	(11.2)	(100.2)	(47.6)	—	(112.8)
Other
Revenue	—	—	—	—	—	—	—	—	—	—	4,742.4	—	(22.8)	4,719.6
Expenses	—	—	—	—	—	—	—	—	—	—	(4,868.0)	—	9.1	(4,858.9)
	—	—	—	—	—	—	—	—	—	—	(125.6)	—	(13.7)	(139.3)
Operating income (loss)	162.0	368.9	124.9	66.7	(175.5)	288.3	41.7	38.8	915.8	(194.6)	(178.7)	8.2	67.3	618.0
Net gains (losses) on investments	105.7	(26.9)	(158.2)	(59.9)	24.4	246.0	12.3	(7.0)	136.4	(96.9)	(65.6)	339.2	—	313.1
Gain (loss) on deconsolidation of insurance subsidiary	—	(30.5)	(25.8)	—	—	—	—	—	(56.3)	(9.0)	—	182.4	—	117.1
Interest expense	(1.3)	(6.4)	(4.7)	(3.8)	(19.0)	(30.3)	(0.4)	(1.7)	(67.6)	(2.3)	(170.6)	(235.6)	0.2	(475.9)
Corporate overhead	(8.1)	(10.5)	(28.2)	(9.8)	(11.9)	(79.2)	(6.0)	(1.4)	(155.1)	(0.2)	—	(82.6)	(90.3)	(328.2)
Pre-tax income (loss)	258.3	294.6	(92.0)	(6.8)	(182.0)	424.8	47.6	28.7	773.2	(303.0)	(414.9)	211.6	(22.8)	244.1
Provision for income taxes														(206.7)
Net earnings														37.4

Attributable to:
Shareholders of Fairfax														218.4
Non-controlling interests														(181.0)
														37.4

(1)    Includes European Run-off prior to its deconsolidation on March 31, 2020 pursuant to the transaction described in note 23.
(2)    Underwriting expenses for the year ended December 31, 2020 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Total
Loss & LAE - accident year	878.9	2,652.2	1,521.7	401.8	1,301.8	1,931.2	148.3	687.6	9,523.5
Commissions	243.8	693.5	415.2	74.1	436.4	253.7	30.8	215.6	2,363.1
Premium acquisition costs and other underwriting expenses	231.8	270.5	434.4	190.1	275.6	416.8	54.0	246.7	2,119.9
Underwriting expenses - accident year	1,354.5	3,616.2	2,371.3	666.0	2,013.8	2,601.7	233.1	1,149.9	14,006.5
Net favourable claims reserve development	(39.2)	(219.5)	(5.2)	(74.1)	(62.8)	(5.1)	(18.5)	(30.5)	(454.9)
Underwriting expenses - calendar year	1,315.3	3,396.7	2,366.1	591.9	1,951.0	2,596.6	214.6	1,119.4	13,551.6
2019

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Total	Run-off	Non-insurance companies	Corporate and Other	Eliminations and adjustments	Consolidated
Gross premiums written
External	1,513.6	3,742.8	2,805.0	732.7	2,245.4	3,809.3	439.3	1,616.7	16,904.8	606.4	—	—	—	17,511.2
Intercompany	7.9	73.2	22.8	—	48.1	51.0	(1.0)	94.2	296.2	3.2	—	—	(299.4)	—
	1,521.5	3,816.0	2,827.8	732.7	2,293.5	3,860.3	438.3	1,710.9	17,201.0	609.6	—	—	(299.4)	17,511.2
Net premiums written	1,350.3	3,393.8	2,331.5	720.8	1,656.2	2,428.9	231.2	1,148.4	13,261.1	574.5	—	—	—	13,835.6
Net premiums earned
External	1,247.3	3,162.2	2,234.4	737.3	1,608.1	2,345.9	228.2	981.3	12,544.7	685.0	—	—	—	13,229.7
Intercompany	(7.0)	17.0	(40.6)	(2.3)	33.8	(10.5)	(13.0)	65.5	42.9	(42.9)	—	—	—	—
	1,240.3	3,179.2	2,193.8	735.0	1,641.9	2,335.4	215.2	1,046.8	12,587.6	642.1	—	—	—	13,229.7
Underwriting expenses(1)	(1,193.6)	(3,089.3)	(2,142.0)	(626.2)	(1,590.8)	(2,277.7)	(208.8)	(1,064.7)	(12,193.1)	(906.3)	—	—	—	(13,099.4)
Underwriting profit (loss)	46.7	89.9	51.8	108.8	51.1	57.7	6.4	(17.9)	394.5	(264.2)	—	—	—	130.3
Interest income	65.9	189.5	93.6	36.7	82.0	165.6	16.9	66.8	717.0	60.5	24.5	33.7	(9.4)	826.3
Dividends	10.4	17.5	7.0	4.0	3.0	16.7	8.6	3.6	70.8	9.5	11.8	1.6	—	93.7
Investment expenses	(11.3)	(31.1)	(14.7)	(7.6)	(11.5)	(33.4)	(7.8)	(13.4)	(130.8)	(14.2)	(89.0)	(2.4)	196.6	(39.8)
Interest and dividends	65.0	175.9	85.9	33.1	73.5	148.9	17.7	57.0	657.0	55.8	(52.7)	32.9	187.2	880.2
Share of profit (loss) of associates	1.1	55.1	19.1	(16.4)	(2.4)	13.3	(0.1)	(13.7)	56.0	(6.3)	(45.2)	165.1	—	169.6
Other
Revenue	—	—	—	—	—	—	—	—	—	—	5,537.1	—	—	5,537.1
Expenses	—	—	—	—	—	—	—	—	—	—	(5,441.6)	—	8.4	(5,433.2)
	—	—	—	—	—	—	—	—	—	—	95.5	—	8.4	103.9
Operating income (loss)	112.8	320.9	156.8	125.5	122.2	219.9	24.0	25.4	1,107.5	(214.7)	(2.4)	198.0	195.6	1,284.0
Net gains on investments	0.5	149.5	75.2	22.5	62.1	210.2	632.3	106.2	1,258.5	168.2	72.6	216.9	—	1,716.2
Loss on repurchase of borrowings	—	—	—	—	—	—	—	—	—	—	—	(23.7)	—	(23.7)
Interest expense	(1.5)	(7.8)	(5.3)	(3.9)	(19.1)	(29.1)	(0.4)	(1.9)	(69.0)	(7.0)	(184.9)	(212.1)	1.0	(472.0)
Corporate overhead	(5.7)	(10.7)	(20.5)	(8.5)	(9.2)	(59.7)	(9.8)	(0.6)	(124.7)	0.4	—	49.1	(196.6)	(271.8)
Pre-tax income (loss)	106.1	451.9	206.2	135.6	156.0	341.3	646.1	129.1	2,172.3	(53.1)	(114.7)	228.2	—	2,232.7
Provision for income taxes														(261.5)
Net earnings														1,971.2

Attributable to:
Shareholders of Fairfax														2,004.1
Non-controlling interests														(32.9)
														1,971.2

(1)    Underwriting expenses for the year ended December 31, 2019 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Total
Loss & LAE - accident year	851.9	2,383.6	1,387.4	423.4	961.0	1,585.8	151.3	678.8	8,423.2
Commissions	204.1	629.9	350.8	80.1	444.6	256.2	29.1	187.5	2,182.3
Premium acquisition costs and other underwriting expenses	204.7	305.4	410.0	204.8	231.7	403.7	56.7	250.4	2,067.4
Underwriting expenses - accident year	1,260.7	3,318.9	2,148.2	708.3	1,637.3	2,245.7	237.1	1,116.7	12,672.9
Net (favourable) adverse claims reserve development	(67.1)	(229.6)	(6.2)	(82.1)	(46.5)	32.0	(28.3)	(52.0)	(479.8)
Underwriting expenses - calendar year	1,193.6	3,089.3	2,142.0	626.2	1,590.8	2,277.7	208.8	1,064.7	12,193.1
Investments in Associates, Additions to Goodwill, Segment Assets and Segment Liabilities
Investments in associates, segment assets and segment liabilities at December 31, and additions to goodwill for the years then ended, by reporting segment were as follows:

	Investments in associates				Additions to goodwill		Segment assets			Segment liabilities
	2020		2019		2020	2019	2020	2019		2020	2019
Insurance and Reinsurance
Northbridge	182.1		198.6		—	—	5,231.6	4,654.4		3,418.3	3,085.0
Odyssey Group	1,164.9		1,050.5		—	—	15,041.7	13,489.0		10,141.0	8,710.8
Crum & Forster	368.2		394.3		—	0.5	7,596.0	6,803.3		5,448.2	4,995.4
Zenith National	124.5		154.7		—	—	2,472.0	2,504.8		1,539.1	1,527.7
Brit	363.1		358.5		—	45.9	9,040.7	8,106.8		6,826.2	6,329.2
Allied World	537.0		513.2		—	—	16,975.5	15,596.0		12,547.4	11,499.3
Fairfax Asia	149.9		92.1		—	—	1,920.1	2,231.5		794.7	805.1
Other	219.6		255.6		—	3.9	5,097.8	4,520.1		4,021.4	3,442.5
	3,109.3		3,017.5		—	50.3	63,375.4	57,905.9		44,736.3	40,395.0
Run-off	129.3		260.5	(1)	—	3.8	2,601.9	6,372.6	(2)	2,095.9	4,530.2	(2)
Non-insurance companies	1,373.5		1,663.0		182.1	262.1	8,349.0	9,261.1		5,124.2	5,232.5
Corporate and Other and eliminations and adjustments	1,827.5	(3)	1,043.4		—	—	(272.3)	(3,031.1)		4,570.3	2,443.6
Consolidated	6,439.6		5,984.4		182.1	316.2	74,054.0	70,508.5		56,526.7	52,601.3
(1)    Excludes European Run-off's investments in associates and joint ventures with a carrying value of $442.9 and a fair value of $504.6 that were included in assets held for sale on the consolidated balance sheet at December 31, 2019 and principally comprised of investments in Gulf Insurance, Eurobank, Atlas (formerly Seaspan Corporation), APR Energy and Resolute.
(2)    Includes European Run-off's assets and liabilities that were included in assets held for sale and liabilities associated with assets held for sale on the consolidated balance sheet at December 31, 2019. See note 23.
(3)    Includes investment in associate held for sale related to RiverStone Barbados of $729.5 as described in note 23.
Product Line
Net premiums earned by product line for the years ended December 31 were as follows:

	Property		Casualty		Specialty		Total
	2020	2019	2020	2019	2020	2019	2020	2019
Insurance and Reinsurance - net premiums earned
Northbridge	626.4	538.0	659.6	581.4	138.1	120.9	1,424.1	1,240.3
Odyssey Group	1,838.9	1,598.8	1,444.0	1,288.2	303.7	292.2	3,586.6	3,179.2
Crum & Forster	364.2	293.8	1,837.5	1,771.6	224.5	128.4	2,426.2	2,193.8
Zenith National	37.5	39.1	605.9	695.9	0.4	—	643.8	735.0
Brit	544.3	494.3	853.0	844.3	313.4	303.3	1,710.7	1,641.9
Allied World	882.6	832.1	1,755.4	1,394.1	84.6	109.2	2,722.6	2,335.4
Fairfax Asia	74.5	74.7	116.4	113.7	30.8	26.8	221.7	215.2
Other	634.3	601.2	332.1	305.8	158.5	139.8	1,124.9	1,046.8
	5,002.7	4,472.0	7,603.9	6,995.0	1,254.0	1,120.6	13,860.6	12,587.6
Run-off(1)	31.6	103.8	31.5	379.2	65.0	159.1	128.1	642.1
Consolidated net premiums earned	5,034.3	4,575.8	7,635.4	7,374.2	1,319.0	1,279.7	13,988.7	13,229.7
Interest and dividends							769.2	880.2
Share of profit (loss) of associates							(112.8)	169.6
Net gains on investments							313.1	1,716.2
Gain on deconsolidation of insurance subsidiary (note 23)							117.1	—
Other revenue (Non-insurance companies)							4,719.6	5,537.1
Consolidated income							19,794.9	21,532.8

Distribution of net premiums earned	36.0%	34.6%	54.6%	55.7%	9.4%	9.7%	100.0%	100.0%
(1)    Includes European Run-off prior to its deconsolidation on March 31, 2020 pursuant to the transaction described in note 23.
Geographic Region
Net premiums earned by geographic region for the years ended December 31 were as follows:

	Canada		United States		Asia(1)		International(2)		Total
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Insurance and Reinsurance - net premiums earned
Northbridge	1,407.3	1,223.8	16.8	16.5	—	—	—	—	1,424.1	1,240.3
Odyssey Group	101.2	80.8	2,356.3	2,126.5	469.8	377.1	659.3	594.8	3,586.6	3,179.2
Crum & Forster	—	—	2,409.2	2,191.7	0.2	—	16.8	2.1	2,426.2	2,193.8
Zenith National	—	—	643.8	735.0	—	—	—	—	643.8	735.0
Brit	97.7	107.0	1,228.5	1,119.5	45.9	48.9	338.6	366.5	1,710.7	1,641.9
Allied World	52.6	34.7	2,030.5	1,710.2	227.6	239.7	411.9	350.8	2,722.6	2,335.4
Fairfax Asia	—	—	—	—	221.7	215.2	—	—	221.7	215.2
Other	0.1	—	54.8	31.1	139.6	111.1	930.4	904.6	1,124.9	1,046.8
	1,658.9	1,446.3	8,739.9	7,930.5	1,104.8	992.0	2,357.0	2,218.8	13,860.6	12,587.6
Run-off(3)	0.1	5.8	1.1	29.8	—	0.5	126.9	606.0	128.1	642.1
Consolidated net premiums earned	1,659.0	1,452.1	8,741.0	7,960.3	1,104.8	992.5	2,483.9	2,824.8	13,988.7	13,229.7
Interest and dividends									769.2	880.2
Share of profit (loss) of associates									(112.8)	169.6
Net gains on investments									313.1	1,716.2
Gain on deconsolidation of insurance subsidiary (note 23)									117.1	—
Other revenue (Non-insurance companies)									4,719.6	5,537.1
Consolidated income									19,794.9	21,532.8

Distribution of net premiums earned	11.9%	11.0%	62.4%	60.1%	7.9%	7.5%	17.8%	21.4%	100.0%	100.0%
(1)    The Asia geographic segment is primarily comprised of countries located throughout Asia, including China, Japan, India, Sri Lanka, Malaysia, Singapore, Indonesia and Thailand, and the Middle East.
(2)    The International geographic segment is primarily comprised of countries located in South America, Europe and Africa.
(3)    Includes European Run-off prior to its deconsolidation on March 31, 2020 pursuant to the transaction described in note 23.
Non-insurance companies

Revenue and expenses of the non-insurance companies were comprised as follows for the years ended December 31:

	Restaurants and retail		Fairfax India(1)		Thomas Cook India(2)		Other		Total
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Revenue	1,734.2	2,120.6	312.8	410.7	225.2	1,087.4	2,470.2	1,918.4	4,742.4	5,537.1
Expenses	(1,811.1)	(2,049.5)	(305.9)	(401.8)	(288.3)	(1,081.3)	(2,462.7)	(1,909.0)	(4,868.0)	(5,441.6)
Pre-tax income (loss) before interest expense and other(3)	(76.9)	71.1	6.9	8.9	(63.1)	6.1	7.5	9.4	(125.6)	95.5
Interest and dividends	6.1	8.3	28.9	(74.5)	—	—	12.1	13.5	47.1	(52.7)
Share of profit (loss) of associates	1.3	—	(24.8)	179.2	(3.4)	(182.8)	(73.3)	(41.6)	(100.2)	(45.2)
Operating income (loss)	(69.5)	79.4	11.0	113.6	(66.5)	(176.7)	(53.7)	(18.7)	(178.7)	(2.4)
Net gains (losses) on investments	(6.6)	9.2	(12.4)	54.7	4.0	4.2	(50.6)	4.5	(65.6)	72.6
Pre-tax income (loss) before interest expense	(76.1)	88.6	(1.4)	168.3	(62.5)	(172.5)	(104.3)	(14.2)	(244.3)	70.2
(1)    These results differ from those published by Fairfax India due to Fairfax India's application of investment entity accounting under IFRS.
(2)    These results differ from those published by Thomas Cook India primarily due to differences between IFRS and Ind AS, and acquisition accounting adjustments.
(3)    Excludes interest and dividends, share of profit (loss) of associates and net gains (losses) on investments.
Segmented Balance Sheet

The company's segmented balance sheets as at December 31, 2020 and 2019 present the assets, liabilities and non-controlling interests in each of the company's reporting segments in accordance with the company's IFRS accounting policies and includes. where applicable, acquisition accounting adjustments principally related to goodwill and intangible assets which arose on initial acquisition of the subsidiaries or on a subsequent step acquisition. Certain of the company's subsidiaries hold equity interests in other Fairfax subsidiaries ("affiliates") which are carried at cost. Affiliated insurance and reinsurance balances are not shown separately and are eliminated in "Corporate and eliminations".

	December 31, 2020					December 31, 2019
	Insurance and reinsurance companies	Run-off	Non-insurance companies	Corporate and eliminations(6)	Consolidated	Insurance and reinsurance companies	Run-off	Non-insurance companies	Corporate and eliminations(6)	Consolidated
Assets
Holding company cash and investments	598.1	—	—	654.1	1,252.2	685.3	—	—	290.2	975.5
Insurance contract receivables	6,052.5	8.4	—	(244.8)	5,816.1	5,588.0	4.1	—	(157.1)	5,435.0
Portfolio investments(1)(2)	37,947.8	1,592.4	1,810.3	758.1	42,108.6	33,918.5	1,906.3	2,730.7	(320.5)	38,235.0
Assets held for sale(3)	—	—	—	—	—	—	3,386.6	—	(601.0)	2,785.6
Deferred premium acquisition costs	1,574.4	—	—	(30.7)	1,543.7	1,364.7	—	—	(20.4)	1,344.3
Recoverable from reinsurers	11,254.2	453.7	—	(1,174.7)	10,533.2	9,839.0	494.8	—	(1,178.0)	9,155.8
Deferred income tax assets	460.0	0.1	64.5	189.3	713.9	526.0	6.3	50.6	(207.0)	375.9
Goodwill and intangible assets	3,586.2	41.1	2,601.8	—	6,229.1	3,714.5	43.5	2,435.3	0.8	6,194.1
Due from affiliates	222.6	357.7	3.8	(584.1)	—	573.2	356.1	0.6	(929.9)	—
Other assets	1,526.4	119.2	3,868.6	343.0	5,857.2	1,465.6	112.5	4,043.9	385.3	6,007.3
Investments in affiliates(4)	153.2	29.3	—	(182.5)	—	231.1	62.4	—	(293.5)	—
Total assets	63,375.4	2,601.9	8,349.0	(272.3)	74,054.0	57,905.9	6,372.6	9,261.1	(3,031.1)	70,508.5

Liabilities
Accounts payable and accrued liabilities	1,843.3	59.9	2,566.4	526.5	4,996.1	1,785.4	75.4	2,734.1	219.2	4,814.1
Derivative obligations	114.9	1.1	50.0	23.4	189.4	145.4	4.8	55.4	0.3	205.9
Due to affiliates	8.3	—	117.6	(125.9)	—	14.7	—	145.1	(159.8)	—
Liabilities associated with assets held for sale(3)	—	—	—	—	—	—	2,203.7	—	(168.6)	2,035.1
Deferred income tax liabilities	152.7	—	197.7	6.0	356.4	133.3	—	229.5	(362.8)	—
Insurance contract payables	3,224.2	11.6	—	(271.8)	2,964.0	2,731.9	14.1	—	(155.0)	2,591.0
Provision for losses and loss adjustment expenses(5)	29,809.4	2,023.3	—	(1,023.4)	30,809.3	27,226.8	2,232.2	—	(958.8)	28,500.2
Provision for unearned premiums(5)	8,550.1	—	—	(152.6)	8,397.5	7,317.9	—	—	(95.5)	7,222.4
Borrowings	1,033.4	—	2,192.5	5,588.1	8,814.0	1,039.6	—	2,068.4	4,124.6	7,232.6
Total liabilities	44,736.3	2,095.9	5,124.2	4,570.3	56,526.7	40,395.0	4,530.2	5,232.5	2,443.6	52,601.3

Equity
Shareholders' equity attributable to shareholders of Fairfax	17,117.4	506.0	1,385.9	(5,152.7)	13,856.6	15,991.1	1,842.4	2,044.1	(5,499.5)	14,378.1
Non-controlling interests	1,521.7	—	1,838.9	310.1	3,670.7	1,519.8	—	1,984.5	24.8	3,529.1
Total equity	18,639.1	506.0	3,224.8	(4,842.6)	17,527.3	17,510.9	1,842.4	4,028.6	(5,474.7)	17,907.2
Total liabilities and total equity	63,375.4	2,601.9	8,349.0	(272.3)	74,054.0	57,905.9	6,372.6	9,261.1	(3,031.1)	70,508.5
(1)    Includes intercompany investments in Fairfax non-insurance subsidiaries carried at cost that are eliminated on consolidation.
(2)    Includes investment in associate held for sale of at December 31, 2020 of $729.5 (December 31, 2019 - nil). See note 6 and note 23.
(3)    At December 31, 2019 the effects of intercompany reinsurance with Wentworth, which decreased assets held for sale by $352.5 and liabilities associated with assets held for sale by $357.7, were adjusted in the Run-off reporting segment. See note 23.
(4)    Intercompany investments in Fairfax insurance and reinsurance subsidiaries carried at cost that are eliminated on consolidation.
(5)    Included in insurance contract liabilities on the consolidated balance sheet.
(6)    Corporate and eliminations includes the Fairfax holding company, subsidiary intermediate holding companies, and consolidating and eliminating entries. The most significant of those entries are the elimination of intercompany reinsurance provided by Group Re, and reinsurance provided by Odyssey Group and Allied World to the primary insurers.